LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of operating lease liabilities
2024		¥ 29,671
2025	¥ 27,736	12,164
2026	7,061	353
2027	1,074
Total undiscounted lease payments	35,870	42,188
Imputed interest	(919)	(1,192)
Total lease liabilities	¥ 34,951	¥ 40,996